Inventory (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Abstract]
Fuel oil	$ 59	$ 72
Coal/Lignite	82	215
Natural gas	10	8
Spare parts	157	157
Other	0	1
Total Inventory	$ 308	$ 453